Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of loss per share

	2021 £’000		2020 £’000		2019 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(5,460)		(22,189)		(9,138)
Discontinued operations	–		–		(947)
Denominator
Weighted average number of ordinary shares used in basic EPS:	80,546,881		42,839,961		18,330,588
Basic and diluted loss per share:
Continuing operations – pence	(7	)p	(52	)p	(50	)p
Discontinued operations – pence	–		–		(5	)p